Intangible assets, net	12 Months Ended
Dec. 31, 2014
Intangible assets, net
Intangible assets, net

11.Intangible assets, net

The following table summarizes the Company’s intangible assets, net:

	As of December 31,
	2013	2014
	RMB	RMB

Brand name	2,141	2,141
Customer relationships	1,637	1,637
Source code	933	933
Domain names	305	305
	5,016	5,016
Less: accumulated amortization	(741)	(1,406)
Intangible assets, net	4,275	3,610

For the years ended December 31, 2012, 2013 and 2014, amortization expenses for the above intangible assets amounted to RMB142, RMB599 and RMB665, respectively.

As of December 31, 2014, amortization expenses for future periods are estimated as follows:

For the year ended December 31,	Amortization expenses
RMB
2015	665
2016	665
2017	612
2018	338
2019	338
Thereafter	992
Total	3,610

During the years ended December 31, 2012, 2013 and 2014, no impairment of intangible assets was recognized by the Group.